Related Party Transactions - Revenues (Expenses) from Related Party Transactions (Parenthetical) (Detail) $ in Thousands			2 Months Ended	12 Months Ended
	Mar. 14, 2014 USD ($)	May. 02, 2013 USD ($)	May. 02, 2013	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
ALP Maritime Services B.V. [Member]
Related Party Transaction [Line Items]
Business development fee					$ 1,000
Portion of purchase price paid in cash	$ 2,616
Affiliated Entity [Member] | ALP Maritime Services B.V. [Member]
Related Party Transaction [Line Items]
Business development fee					1,600
Petrojarl I FPSO [Member]
Related Party Transaction [Line Items]
Business development fee					$ 2,100
2010-Built Hiload Dynamic Positioning [Member]
Related Party Transaction [Line Items]
Business development fee						$ 1,000
Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Portion of purchase price paid in cash		$ 270,000
FPSO Segment [Member] | Teekay Knarr As and Knarr LLC [Member]
Related Party Transaction [Line Items]
Business development fee				$ 9,700
Towage segment [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel				6
Towage segment [Member] | Six Long Distance Towing And Offshore Installation Vessels [Member]
Related Party Transaction [Line Items]
Business development fee				$ 2,200
Number of vessels | Vessel				6
UMS Segment [Member] | Arendal Spirit Ums [Member]
Related Party Transaction [Line Items]
Business development fee				$ 2,000
Conventional Tankers [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel				4
Conventional Tankers [Member] | Discontinued Operations [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel				3
Partial Prepayments [Member] | Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Portion of purchase price paid in cash						$ 150,000
Reference rate for the variable rate of the debt instrument				LIBOR
Margin portion of LIBOR interest rate			4.25%